Equipment and Improvements	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment and Improvements
6. Equipment and Improvements

Equipment and Improvements, net
December 31,
2022
Furniture and office equipment	$72,692
Lab equipment	153,668
IT equipment	16,895

243,255
Less: accumulated depreciation	6,723

Total	$236,532

Depreciation expense for the year ended December 31, 2022 was $6,723. There were no equipment and improvements as of December 31, 2021.